Income Taxes - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal income tax at statutory rate	$ 2,838	$ 2,203
State tax expense, net of federal benefit	186	160
Tax exempt interest	(65)	(92)
Bank owned life insurance	(61)	(63)
Incentive stock options	66	52
Other	69	67
Totals	$ 3,033	$ 2,327
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal income tax at statutory rate (as a percent)	21.00%	21.00%
State tax expense, net of federal benefit (as a percent)	1.40%	1.50%
Tax exempt interest (as a percent)	(0.50%)	(0.90%)
Bank owned life insurance (as a percent)	(0.50%)	(0.60%)
Incentive stock options (as a percent)	0.50%	0.50%
Other (as a percent)	0.50%	0.60%
Effective income tax rate (as a percent)	22.40%	22.10%